Pension and OPEB Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Schedule of Detailed Pension and OPEB Benefit Information

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2024	2023	2022	2024	2023	2022
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.77%	4.94%	2.75%	4.99%	5.19%	2.91%
Expected return on plan assets	5.83%	6.04%	4.70%	6.72%	6.94%	5.61%
Rate of compensation increase	5.65%	5.34%	4.98%	N/A	N/A	N/A

Components of Net Pension and OPEB Costs:
Service cost	$25	$23	$31	$2	$2	$4
Interest cost (a)	120	123	90	31	33	25
Expected return on assets (a)	(115)	(125)	(104)	(7)	(7)	(8)
Amortization of net loss (gain) (a)	4	1	32	(7)	(33)	(1)

Net pension and OPEB costs	34	22	49	19	(5)	20
Net adjustments (b)	(10)	6	(6)	(10)	21	11

Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$24	$28	$43	$9	$16	$31

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net (gain) loss	$(12)	$27	$50	$(15)	$(11)	$(157)
Amortization of net (loss) gain	(4)	(1)	(32)	7	33	1

Total recognized as regulatory assets or other comprehensive income	(16)	26	18	(8)	22	(156)

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$8	$54	$61	$1	$38	$(125)

(a)	The components of net costs other than service cost component are recorded in “Other deductions and (income) – net” in Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, regulatory asset or regulatory liability.

Schedule of Assumptions Used and Net Periodic Benefit Cost Not Yet Recognized and Amounts Recognized in Other Comprehensive Income (Loss)

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2024	2023	2022	2024	2023	2022
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	5.46%	4.77%	4.94%	5.65%	4.99%	5.19%
Rate of compensation increase	5.57%	5.65%	5.34%	N/A	N/A	N/A

Schedule of Changes in Projected Benefit Obligations and Changes in Fair Value of Plan Assets and Net Funded Status

	Pension Plans		OPEB Plans
	Years Ended December 31,		Years Ended December 31,
	2024	2023	2024	2023
Change in Projected Benefit Obligation (PBO) for Pension Plans/Accumulated Postretirement Benefit Obligation (APBO) for OPEB Plans:
PBO/APBO at beginning of year	$2,615	$2,567	$654	$664
Service cost	25	23	2	2
Interest cost	120	123	31	33
Participant contributions	—	—	20	20
Actuarial (gain) loss	(134)	63	(15)	(2)
Benefits paid	(166)	(161)	(65)	(63)

PBO/APBO at end of year	$2,460	$2,615	$627	$654

Accumulated benefit obligation (ABO) at end of year	$2,360	$2,502	N/A	N/A

Change in Plan Assets:
Fair value of assets at beginning of year	$1,822	$1,817	$116	$120
Actual return (loss) on assets	(7)	161	7	15
Employer contributions	90	5	23	24
Participant contributions	—	—	20	20
Benefits paid	(166)	(161)	(65)	(63)

Fair value of assets at end of year	$1,739	$1,822	$101	$116

Funded Status:
Projected benefit obligation at end of year	$(2,460)	$(2,615)	$(627)	$(654)
Fair value of assets at end of year	1,739	1,822	101	116

Funded status at end of year	$(721)	$(793)	$(526)	$(538)

Schedule of Amounts Recognized in Balance Sheet

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2024	2023	2024	2023
Amounts Recognized in the Balance Sheet Consist of:
Assets:
Other noncurrent assets	$29	$23	$—	$—
Regulatory assets (a)	331	346	—	—

Total assets recognized	$360	$369	$—	$—

Liabilities:
Other current liabilities	$(6)	$(5)	$(13)	$(13)
Other noncurrent liabilities	(744)	(811)	(513)	(525)
Regulatory liabilities	—	—	(165)	(157)

Total liabilities recognized	$(750)	$(816)	$(691)	$(695)

Accumulated other comprehensive net loss (income) (a)	$144	$145	$(1)	$(1)

(a)
Reflects a $20 million reclassification related to certain employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

Schedule of Health Care Cost Trend Rates

	Years Ended December 31,
	2024	2023	2022
Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	7.40%	7.40%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2034	2033	2032
Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	10.10%	8.80%	8.30%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2034	2033	2032

Schedule of Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets Fair Value
The following table provides information regarding pension plans with PBO and ABO in excess of the fair value of plan assets.

	At December 31,
	2024	2023
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
PBO	$2,460	$2,615
ABO	$2,360	$2,502
Fair value of plan assets	$1,739	$1,822

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2024, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $130 million, $129 million and $159 million, respectively. As of December 31, 2023, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $142 million, $141 million and $165 million, respectively.

The following table provides information regarding OPEB Plans with APBO in excess of the fair value of plan assets.

	At December 31,
	2024	2023
OPEB Plans with APBO in Excess of Plan Assets:
APBO	$627	$654
Fair value of plan assets	$101	$116

Schedule of Target Asset Allocation Ranges by Asset Category

	Target Allocation Ranges
Asset Category	Regulated Utility Service Pool	Non-Regulated Service Pool
International equities	5% – 13%	2% – 8%
U.S. equities	13% – 21%	7% – 13%
Real assets	7% – 17%	0% – 6%
Credit strategies	0% – 10%	0% – 6%
Private credit	0% – 10%	0%
Private equity	0% – 10%	0%
Hedge funds	0% – 10%	0%
Fixed income	38% – 48%	77% – 85%

Schedule of Expected Long-Term Rate of Return on Assets Assumptions

Pension Plans
Asset Class	Expected Long-Term Rate of Return
International equity securities	6.88%
U.S. equity securities	7.08%
Real assets	7.76%
Credit strategies	7.40%
Private Equity	10.10%
Hedge Funds	7.30%
Private Debt	8.20%
Fixed income securities	5.40%

Weighted average (a)	6.33%

(a)	The 2025 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 5.97%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 6.73%.

OPEB Plans
Asset Class	Expected Long-Term Rate of Return
401(h) accounts	7.38%
Life insurance VEBA	6.94%
Union VEBA	6.94%
Non-union VEBA	4.30%
Shared retiree VEBA	4.30%

Weighted average	7.11%

Schedule of Estimated Future Benefit Payments

	2025	2026	2027	2028	2029	2030-34
Pension plans	$188	$192	$193	$193	$192	$926
OPEB Plans	$46	$47	$48	$49	$49	$242

Schedule of Pension and OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Components of net pension costs:
Service cost	$6	$6	$18	$19
Interest cost (a)	32	30	96	90
Expected return on assets (a)	(30)	(29)	(90)	(87)
Amortization of net loss (a)	2	1	6	3

Net pension costs	10	8	30	25
Net adjustments (b)	(4)	(2)	(11)	(7)

Net pension costs recognized as operation and maintenance expense or other deductions	$6	$6	$19	$18

Components of net OPEB costs:
Service cost	$1	$1	$2	$3
Interest cost (a)	9	8	26	24
Expected return on assets (a)	(1)	(2)	(5)	(6)
Amortization of net loss (a)	(2)	(2)	(6)	(6)

Net OPEB costs	7	5	17	15
Net adjustments (b)	(4)	(2)	(10)	(8)

Net OPEB costs recognized as operation and maintenance expense or other deductions	$3	$3	$7	$7

(a)	The components of net costs other than the service cost component, are recorded in “Other (income) and deductions – net” in Condensed Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, plant and equipment, regulatory assets or regulatory liabilities.

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assets Fair Value Measured on Recurring Basis

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$54	$—	$54
Equity securities:
U.S.	28	1	—	29
International	58	—	—	58
Fixed income securities:
Corporate bonds (a)	—	524	—	524
Other (b)	—	31	—	31

Total assets in the fair value hierarchy	$86	$610	$—	696

Total assets measured at NAV (c)				1,043

Total fair value of plan assets				$1,739

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Equity securities:
U.S.	$44	$1	$—	$45
International	75	—	—	75
Fixed income securities:
Corporate bonds (a)	—	501	—	501
Other (b)	—	104	—	104

Total assets in the fair value hierarchy	$119	$606	$—	725

Total assets measured at NAV (c)				1,097

Total fair value of plan assets				$1,822

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of government bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assets Fair Value Measured on Recurring Basis

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$1	$—	$10
Equity securities:
U.S.	11	—	—	11
International	11	—	—	11
Fixed income securities:
Corporate bonds (a)	—	25	—	25
Other (b)	9	2	—	11

Total assets in the fair value hierarchy	$40	$28	$—	68

Total assets measured at NAV (c)				33

Total fair value of plan assets				$101

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$11	$1	$—	$12
Equity securities:
U.S.	14	—	—	14
International	12	—	—	12
Fixed income securities:
Corporate bonds (a)	—	31	—	31
Other (b)	9	4	—	13

Total assets in the fair value hierarchy	$46	$36	$—	82

Total assets measured at NAV (c)				34

Total fair value of plan assets				$116

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds and government bonds.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.